Operating Loss - Summary of Operating Loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Depreciation of property, plant and equipment	£ 478	£ 411	£ 476
Amortization of intangibles	4	16	20
Charge for the year in respect of share-based payments	10,252	8,632	4,395
(Gain)/loss on disposal of property, plant and equipment			(3)
Short lease payments on premises	410	332	347
Fees payable to the Company's auditors for the audit of the Company and the consolidation:
- audit fees	463	403	284
- other assurance services	£ 150	£ 180	£ 431